UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [X]

Pre-Effective Amendment No.   [  ]

Post-Effective Amendment No. [ 21 ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

 [X]

Amendment No. [22 ]

(Check Appropriate Box or Boxes)

NYSA SERIES TRUST

 (Exact Name of Registrant as Specified in Charter)

507 Plum Street

Syracuse, New York 13204

_______________________________________________________________________

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code:  (315) 251-1101

Gregg A. Kidd, President - Pinnacle Advisers LLC

507 Plum Street, Syracuse, New York 13204

(Name and Address of Agent for Service)

Copies To:

Patricia C. Foster, Esq.

Patricia C. Foster, Esq. PLLC

190 Office Park Way

Pittsford, NY 14534

Greg Getts

Mutual Shareholder

8000 Town Centre Drive – Suite 400

Broadview Heights, OH 44147

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

 [ X ]      Immediately upon filing pursuant to paragraph (b)

 []     On July 26  pursuant to paragraph (b)

 []     60 days after filing pursuant to paragraph (a)(1)

              [    ]     On  (date) pursuant to paragraph (a)(1)

              [    ]     75 days after filing pursuant to paragraph (a)(2)

              [    ]     On (date) pursuant to paragraph (a)(2) of Rule 485

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Trust certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Syracuse, and State of New York on this 19th  day of  August, 2011.

NYSA SERIES TRUST

By: /s/ Gregg A. Kidd

      Gregg A. Kidd

Its:  President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

/S/Daniel F. Raite___

Daniel F. Raite

Treasurer

August 19, 2011

/S/Joseph Masella

Joseph Masella

Trustee

August 19, 2011

/S/Mark E. Wadach

Mark E. Wadach

Trustee

August 19, 2011

/S/John R. Dobek____

John R. Dobek

Trustee

August 19, 2011

EXHIBIT INDEX

Index No.	Description of Exhibit
1. EX-101.INS	XBRL Instance Document
2. EX-101.SCH	XBRL Taxonomy Extension Schema Document
3. EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
4. EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
5. EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
6. EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase